LONG-TERM INVESTMENTS, NET	12 Months Ended
Dec. 31, 2022
Investments, All Other Investments [Abstract]
LONG-TERM INVESTMENTS, NET

NOTE 6 — LONG-TERM INVESTMENTS, NET

Long-term investments, net, consist of the following:

	December 31,	December 31,
	2022	2021
Investments in public entities with readily determinable fair value	144,658	-
Investments in funds that report NAV per share	50,225	49,825
Investments in private entities or organizations that do not report NAV per share:
Entities or organizations without observable price changes	48,759	45,170
Investments in voluntary partnerships accounted for under the equity method	170,163	28,829
Total	413,805	123,824

Realized and unrealized gain or loss on investments, and impairment loss on investments, which were included in other income (expenses), were as follows:

	For the Years Ended
	December 31,
	2022	2021	2020
Realized gain	11,019	10,083	17,280
Unrealized loss	20,705	209	-
Impairment loss	22,847	-	11,811